Financial Instrument - Summary of Interest Bearing Financial Instruments (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of interest bearing financial instruments [line Items]
Investments	€ 41,103
Cash and cash equivalents	149,678	€ 56,917	€ 32,851	€ 1,568
Fixed-rate instruments [member]
Disclosure of interest bearing financial instruments [line Items]
Financial liabilities		(486)
Variable rate instruments [member]
Disclosure of interest bearing financial instruments [line Items]
Cash and cash equivalents	€ 149,678	€ 56,917